UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

Brian C. Janssen

Short-Term Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Short-Term Bond Fund of America® Semi-annual report for the six months ended February 28, 2019

Invest with care for
durable outcomes.

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

Short-Term Bond Fund of America seeks to provide you with current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2019 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 2.50% maximum sales charge	–0.06%	0.40%	0.81%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio is 0.69% for Class A shares as of the prospectus dated November 1, 2018 (as supplemented to date).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Significant volatility followed by rediscovered optimism characterized the first half of Short-Term Bond Fund of America’s fiscal year. Bonds saw moderate returns as yield movement across the Treasury curve was mixed. For the six-month period ended February 28, 2019, the fund gained 1.42%.

By comparison, the Bloomberg Barclays U.S. Government/Credit 1–3 Years ex BBB Index — a broad measure of the market in which the fund invests — rose 1.62%. Meanwhile, the Lipper Short U.S. Government Funds Average returned 1.21%. Results for longer time periods are shown in the table below.

Investors who reinvested monthly dividends totaling nearly 8 cents a share earned an income return of 0.80% over the period. For those who took their dividends in cash, the figure was the same. The fund’s share price increased 6 cents to $9.87 from $9.81.

Bond market overview

The first half of the fund’s fiscal year was a rollercoaster for markets. Equity volatility spiked in the fall persisting through year-end, due to fears of too-restrictive monetary policy and a global economic slowdown. Markets recovered in the early part of 2019, thanks to optimism around somewhat stronger indicators and central banks communicating less restrictive policy going forward.

The Federal Reserve hiked interest rates twice over the six-month period. It increased the federal funds target rate by 50 basis points to a range between 2.25%–2.50%, citing a strong U.S. economy, moderate inflation and a tight labor market. Treasury

Results at a glance

For periods ended February 28, 2019, with all distributions reinvested

	Cumulative
	total returns		Average annual total returns
	6 months	1 year	3 years	5 years	10 years

Short-Term Bond Fund of America (Class A shares)	1.42%	2.19%	1.02%	0.78%	1.09%
Bloomberg Barclays U.S. Government/Credit 1–3 Years ex BBB Index*	1.62	2.44	1.04	0.98	1.39
Lipper Short U.S. Government Funds Average†	1.21	1.80	0.70	0.58	1.06

*	Source: Bloomberg Index Services Ltd. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Source: Thomson Reuters Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

Short-Term Bond Fund of America	1

yields moved higher for 30-year maturities and declined for medium-term maturities. The benchmark 10-year Treasury yield ended the six-month period 13 basis points lower at 2.73%.

The broad bond market saw a 2% return in the first half of the fund’s fiscal year. Across major sectors, returns varied. Treasury bonds and investment-grade corporate bonds had similar results, with 1.8% and 2.0% returns, respectively. Treasury Inflation-Protected Securities (TIPS) lost 0.2%, as inflation expectations sagged. The spread between investment-grade corporate bonds and Treasuries — the premium investors receive for taking credit risk — widened slightly during the period by 7 basis points to 121 basis points. However, spreads had widened more sharply in late 2018 before tightening again, as economic expectations improved in early 2019.

Inside the portfolio

Amid market volatility, Short-Term Bond Fund of America seeks to remain steady and preserve capital, which it did in the first half of its fiscal year. Prudence in a challenging environment led the fund to beat its peers. A modest decline in yields helped both the fund and its benchmark achieve a positive result. Managers anticipate that the Fed is either finished, or nearly finished, increasing interest rates in this cycle. As a result, the portfolio’s duration, a measure of its exposure to interest rate risk, rose during the period.

Corporate bonds had a challenging period, with their spread to Treasuries — a measure of the credit risk premium investors demand — having widened significantly as equities sagged. When stocks recovered in early 2019, however, those spreads tightened and ultimately ended only slightly wider than where they started the period. This volatility benefitted results, as the fund holds only very high-quality investment-grade corporate bonds. Anticipating that the possibility of increased volatility was not priced into bonds with the U.S. economy in the late part of its economic cycle, managers cut holdings in corporates to 14% from 18% over the period.

The portfolio also added some exposure to mortgage- and asset-backed securities, where managers have found better value relative to corporate bonds. Holdings in bonds backed by credit cards rose to more than 4% from less than 3% at the end of the fund’s last fiscal year.

To manage duration, the fund used both cash bonds and derivatives such as interest rate swaps and futures. These financial instruments can provide protection when interest rates move contrary to what managers expect or can express managers’ interest rate expectations in a lower cost manner than buying additional bonds. Derivatives were used primarily to shift interest rate exposure away from longer maturities and toward shorter maturities.

2	Short-Term Bond Fund of America

Looking ahead

The concerns that led to the volatility in late 2018 remain mostly intact, even if the Fed has softened its monetary policy tightening stance. China remains a significant concern, as its slowing growth could have a major impact on global commerce. Trade tensions between China and the U.S. are also likely to affect business investment until they are resolved. This warrants a prudent approach to credit exposure, ensuring that holdings will hold up amid future equity volatility.

While a recession could hit in 2020 or shortly thereafter, over the shorter term the U.S. economy is likely to continue to expand. That growth, however, may proceed at a more modest pace than what was seen in 2018. In this environment, the fund maintains a notable TIPS allocation, as these securities tend to perform well as the U.S. economy nears recession, and inflation pressures rise late in an economic cycle. Managers will also continue to look at structured products like mortgage bonds, as better alternatives to corporate bonds in a volatile environment.

In this uncertain time, Short-Term Bond Fund of America will continue to strive to preserve its shareholders’ capital and serve as a ballast in times of volatility.

Thank you for your support. We look forward to reporting to you again in six months.

Sincerely,

John R. Queen

President

April 12, 2019

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of March 31, 2019, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.81%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.68%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Short-Term Bond Fund of America	3

Summary investment portfolio February 28, 2019	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	47.47%
AAA/Aaa	32.09
AA/Aa	10.75
A/A	4.91
BBB/Baa	.01
Short-term securities & other assets less liabilities	4.77

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 95.23%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 46.95%
U.S. Treasury 36.12%
U.S. Treasury 2.375% 2020[1]	$123,000	$122,767
U.S. Treasury 2.50% 2020[1]	295,000	294,773
U.S. Treasury 2.75% 2020	142,000	142,429
U.S. Treasury 2.75% 2020	77,937	78,202
U.S. Treasury 2.375% 2021	100,000	99,699
U.S. Treasury 2.375% 2021	50,830	50,675
U.S. Treasury 2.50% 2021	556,099	555,821
U.S. Treasury 2.625% 2021	174,509	175,118
U.S. Treasury 2.625% 2021	100,000	100,225
U.S. Treasury 2.75% 2021	78,696	79,142
U.S. Treasury 1.875% 2022	89,480	87,561
U.S. Treasury 2.50% 2022	50,000	49,998
U.S. Treasury 2.625% 2023	187,100	187,977
U.S. Treasury 2.75% 2023	98,795	99,710
U.S. Treasury 2.875% 2023	36,725	37,325

4	Short-Term Bond Fund of America

	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 2024	$136,172	$136,092
U.S. Treasury 1.00%–3.13% 2019–2028[1]	118,553	116,697
		2,414,211

U.S. Treasury inflation-protected securities 10.83%
U.S. Treasury Inflation-Protected Security 0.125% 2019[2]	64,338	64,382
U.S. Treasury Inflation-Protected Security 0.134% 2020[2]	53,647	53,242
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	51,659	50,759
U.S. Treasury Inflation-Protected Security 0.625% 2023[2]	171,965	171,784
U.S. Treasury Inflation-Protected Security 0.132% 2024[2]	26,455	25,863
U.S. Treasury Inflation-Protected Security 0.25% 2025[1,2]	55,375	54,093
U.S. Treasury Inflation-Protected Security 0.625% 2026[1,2]	31,724	31,583
U.S. Treasury Inflation-Protected Security 0.375% 2027[2]	33,383	32,502
U.S. Treasury Inflation-Protected Security 0.509% 2028[2]	31,985	31,268
U.S. Treasury Inflation-Protected Security 0.875% 2029[1,2]	109,460	110,585
U.S. Treasury Inflation-Protected Security 0.875% 2047[1,2]	46,840	44,121
U.S. Treasury Inflation-Protected Securities 0.38%–1.00% 2025–2049[1,2]	60,937	53,701
		723,883

Total U.S. Treasury bonds & notes		3,138,094

Asset-backed obligations 15.23%
American Express Credit Account Master Trust, Series 2019-1, Class A, 2.87% 2024[3]	70,860	71,079
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75% 2021[3]	31,286	31,079
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 2022[3,4]	36,335	36,382
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 2025[3]	41,460	41,598
Other securities		837,690
		1,017,828

Corporate bonds & notes 14.08%
Financials 6.59%
Other securities		440,296

Consumer staples 1.63%
Coca-Cola Co. 1.375% 2019	35,000	34,897
Other securities		73,997
		108,894

Energy 1.37%
Exxon Mobil Corp. (3-month USD-LIBOR + 0.15%) 2.938% 2019[5]	31,820	31,821
Other securities		59,638
		91,459

Other 4.49%
Other securities		300,790

Total corporate bonds & notes		941,439

Short-Term Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations 10.12%
Collateralized mortgage-backed obligations (privately originated) 5.38%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[3,4,5]	$53,078	$53,155
GFMT Mortgage Acquistion Co., Series 2018-2, Class A42, 4.00% 2058[3,4,5]	41,713	42,036
Mello Warehouse Securitization Trust, 2018-W1, Class A, (1-month USD-LIBOR + 0.85%) 3.34% 2051[3,4,5]	25,025	25,100
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 2028[3,4,5,6]	30,605	30,614
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1 3.793% 2048[3,4]	31,992	32,202
Station Place Securitization Trust, Series 2017-LD1, Class A, (1-month USD-LIBOR + 0.80%) 3.29% 2050[3,4,5]	31,350	31,356
Other securities		145,328
		359,791

Federal agency mortgage-backed obligations 4.70%
Fannie Mae 4.50% 2049[3,7]	25,400	26,283
Fannie Mae 1.65%–6.00% 2019–2049[3,5,7]	105,008	107,534
Government National Mortgage Assn. 5.00% 2049[3,7]	57,875	60,249
Government National Mortgage Assn., Series 2012-H20, Class PT, 3.529% 2062[3,5]	25,919	26,105
Other securities		93,620
		313,791

Commercial mortgage-backed securities 0.04%
Other securities		2,712

Total mortgage-backed obligations		676,294

Bonds & notes of governments & government agencies outside the U.S. 7.47%
European Investment Bank 1.25%–2.25% 2019–2022	95,168	93,662
European Stability Mechanism 2.125% 2022[4]	28,324	27,813
International Bank for Reconstruction and Development 2.75% 2021	25,000	25,094
International Bank for Reconstruction and Development 0.88%–1.88% 2019–2022	76,000	74,829
Other securities		277,807
		499,205

Municipals 0.86%
Other securities		57,255

Federal agency bonds & notes 0.52%
Fannie Mae 1.63%–2.00% 2019–2022[1]	26,415	26,128
Other securities		8,548
		34,676

Total bonds, notes & other debt instruments (cost: $6,369,753,000)		6,364,791

Short-term securities 6.03%
Army and Air Force Exchange Service 2.38% due 3/1/2019[4]	29,300	29,298
Bank of New York Co., Inc. 2.38% due 3/1/2019	42,100	42,097
Bank of Tokyo-Mitsubishi UFJ, Ltd. 2.41%–2.42% due 3/12/2019–3/14/2019	125,000	124,888
Québec (Province of) 2.42% due 3/8/2019[4]	35,200	35,181

6	Short-Term Bond Fund of America

	Principal amount (000)	Value (000)
Société Générale 2.51% due 3/19/2019[4]	$50,000	$49,936
Sumitomo Mitsui Banking Corp. 2.38%–2.41% due 3/11/2019–3/18/2019[4]	121,800	121,678

Total short-term securities (cost: $403,104,000)		403,078
Total investment securities 101.26% (cost: $6,772,857,000)		6,767,869
Other assets less liabilities (1.26)%		(84,450)

Net assets 100.00%		$6,683,419

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 2/28/2019[9] (000)	Unrealized appreciation (depreciation) at 2/28/2019 (000)
90 Day Euro Dollar Futures	Long	580	December 2021	$145,000	$141,418	$827
2 Year U.S. Treasury Note Futures	Long	16,546	July 2019	3,309,200	3,510,984	(1,771)
5 Year U.S. Treasury Note Futures	Long	7,303	July 2019	730,300	836,650	(1,442)
10 Year U.S. Treasury Note Futures	Long	2,242	June 2019	224,200	273,524	(937)
10 Year Ultra U.S. Treasury Note Futures	Short	1,293	June 2019	(129,300)	(167,383)	799
20 Year U.S. Treasury Bond Futures	Short	251	June 2019	(25,100)	(36,262)	228
30 Year Ultra U.S. Treasury Bond Futures	Short	529	June 2019	(52,900)	(84,425)	1,146
						$(1,150)

Short-Term Bond Fund of America	7

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/28/2019 (000)
3-month USD-LIBOR	1.209%	3/18/2019	$100,000	$75	$—	$75
2.40625%	U.S. EFFR	3/20/2019	4,500,000	(2)	—	(2)
2.4075%	U.S. EFFR	7/31/2019	1,583,900	— [10]	—	— [10]
2.401%	U.S. EFFR	7/31/2019	1,586,100	(12)	—	(12)
U.S. EFFR	2.403%	1/29/2020	1,597,200	(47)	—	(47)
2.351%	U.S. EFFR	1/4/2021	234,000	(83)	—	(83)
2.3485%	U.S. EFFR	1/7/2021	95,763	(37)	—	(37)
2.3355%	U.S. EFFR	1/7/2021	91,037	(57)	—	(57)
2.5775%	U.S. EFFR	7/16/2022	254,049	968	—	968
2.5815%	U.S. EFFR	5/25/2023	52,000	667	—	667
3-month USD-LIBOR	3.09009%	10/31/2023	135,865	(3,178)	—	(3,178)
3-month USD-LIBOR	3.0965%	10/31/2023	135,085	(3,198)	—	(3,198)
U.S. EFFR	2.4435%	12/20/2023	27,372	(204)	—	(204)
U.S. EFFR	2.45375%	12/20/2023	245,199	(1,943)	—	(1,943)
U.S. EFFR	2.4225%	12/24/2023	112,294	(731)	—	(731)
U.S. EFFR	2.284%	1/4/2024	112,135	(19)	—	(19)
3-month USD-LIBOR	2.2365%	9/2/2025	50	1	—	1
3-month USD-LIBOR	1.743%	2/8/2026	75,000	4,199	—	4,199
3-month USD-LIBOR	1.623%	5/19/2026	30,000	1,989	—	1,989
2.91%	3-month USD-LIBOR	2/1/2028	45,000	215	—	215
2.908%	3-month USD-LIBOR	2/1/2028	45,000	211	—	211
2.925%	3-month USD-LIBOR	2/1/2028	36,000	195	—	195
2.92%	3-month USD-LIBOR	2/2/2028	34,000	176	—	176
U.S. EFFR	2.471%	3/27/2028	31,600	(197)	—	(197)
U.S. EFFR	2.4575%	3/29/2028	37,386	(192)	—	(192)
U.S. EFFR	2.424%	3/30/2028	31,630	(75)	—	(75)
U.S. EFFR	2.412%	4/5/2028	14,384	(20)	—	(20)
U.S. EFFR	2.408%	2/8/2029	153,000	242	—	242
U.S. EFFR	2.385%	2/11/2029	157,000	574	—	574
3-month USD-LIBOR	2.9625%	2/1/2038	27,100	217	—	217
3-month USD-LIBOR	2.963%	2/1/2038	27,100	216	—	216
3-month USD-LIBOR	2.986%	2/1/2038	21,800	139	—	139
3-month USD-LIBOR	2.967%	2/2/2038	21,000	162	—	162
U.S. EFFR	2.505%	3/22/2048	6,100	92	—	92
U.S. EFFR	2.43625%	4/19/2048	30,000	870	—	870
U.S. EFFR	2.625%	5/25/2048	51,000	(513)	—	(513)
U.S. EFFR	2.445%	6/4/2048	12,600	342	—	342
3.22859%	3-month USD-LIBOR	10/31/2048	8,600	623	—	623
					$—	$1,665

8	Short-Term Bond Fund of America

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $50,543,000, which represented .76% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,435,791,000, which represented 21.48% of the net assets of the fund.
[5]	Coupon rate may change periodically.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $89,472,000, which represented 1.34% of the net assets of the fund.
[7]	Purchased on a TBA basis.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
[10]	Amount less than one thousand.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

See notes to financial statements

Short-Term Bond Fund of America	9

Financial statements

Statement of assets and liabilities at February 28, 2019	unaudited (dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $6,772,857)		$6,767,869
Cash		21,922
Cash pledged for swap contracts		49
Receivables for:
Sales of investments	$135,015
Sales of fund’s shares	11,830
Interest	25,350
Variation margin on futures contracts	810
Variation margin on swap contracts	2,797	175,802
		6,965,642
Liabilities:
Payables for:
Purchases of investments	267,644
Repurchases of fund’s shares	7,472
Dividends on fund’s shares	221
Investment advisory services	1,417
Services provided by related parties	1,258
Trustees’ deferred compensation	58
Variation margin on futures contracts	2,926
Variation margin on swap contracts	975
Other	252	282,223
Net assets at February 28, 2019		$6,683,419

Net assets consist of:
Capital paid in on shares of beneficial interest		$6,742,205
Total accumulated loss		(58,786)
Net assets at February 28, 2019		$6,683,419

See notes to financial statements

10	Short-Term Bond Fund of America

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (677,840 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$3,229,905	327,472	$9.87
Class C	66,248	6,799	9.75
Class T	10	1	9.87
Class F-1	90,598	9,186	9.87
Class F-2	424,555	43,044	9.87
Class F-3	326,989	33,146	9.87
Class 529-A	400,486	40,605	9.87
Class 529-C	37,749	3,886	9.72
Class 529-E	17,965	1,823	9.86
Class 529-T	10	1	9.87
Class 529-F-1	93,185	9,448	9.86
Class R-1	3,388	348	9.74
Class R-2	42,797	4,398	9.73
Class R-2E	768	78	9.86
Class R-3	54,951	5,578	9.85
Class R-4	34,746	3,523	9.87
Class R-5E	1,472	149	9.87
Class R-5	11,463	1,162	9.87
Class R-6	1,846,134	187,193	9.86

See notes to financial statements

Short-Term Bond Fund of America	11

Statement of operations for the six months ended February 28, 2019	unaudited (dollars in thousands)

Investment income:
Income:
Interest		$74,306
Fees and expenses*:
Investment advisory services	$8,818
Distribution services	6,085
Transfer agent services	2,178
Administrative services	984
Reports to shareholders	112
Registration statement and prospectus	662
Trustees’ compensation	22
Auditing and legal	3
Custodian	15
Other	237
Total fees and expenses before reimbursements	19,116
Less transfer agent services reimbursements	15
Total fees and expenses after reimbursements		19,101
Net investment income		55,205

Net realized gain and unrealized appreciation:
Net realized (loss) gain on:
Investments in unaffiliated issuers	(11,822)
Futures contracts	20,045
Swap contracts	15,203	23,426
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	35,470
Futures contracts	(2,876)
Swap contracts	(17,304)	15,290
Net realized gain and unrealized appreciation		38,716

Net increase in net assets resulting from operations		$93,921

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements

12	Short-Term Bond Fund of America

Statements of changes in net assets

	(dollars in thousands	)

	Six months ended February 28, 2019*	Year ended August 31, 2018
Operations:
Net investment income	$55,205	$94,888
Net realized gain (loss)	23,426	(59,430)
Net unrealized appreciation (depreciation)	15,290	(39,885)
Net increase (decrease) in net assets resulting from operations	93,921	(4,427)

Distributions paid or accrued to shareholders	(55,252)	(95,416)

Net capital share transactions	570,770	346,765

Total increase in net assets	609,439	246,922

Net assets:
Beginning of period	6,073,980	5,827,058
End of period	$6,683,419	$6,073,980

*	Unaudited.

See notes to financial statements

Short-Term Bond Fund of America	13

Notes to financial statements	unaudited

1. Organization

Short-Term Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class C, T, 529-C and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

14	Short-Term Bond Fund of America

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of

Short-Term Bond Fund of America	15

inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or

16	Short-Term Bond Fund of America

related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are

Short-Term Bond Fund of America	17

reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,138,094	$—	$3,138,094
Asset-backed obligations	—	1,017,828	—	1,017,828
Corporate bonds & notes	—	941,139	300	941,439
Mortgage-backed obligations	—	676,294	—	676,294
Bonds & notes of governments & government agencies outside the U.S.	—	499,205	—	499,205
Municipals	—	57,255	—	57,255
Federal agency bonds & notes	—	34,676	—	34,676
Short-term securities	—	403,078	—	403,078
Total	$—	$6,767,569	$300	$6,767,869

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,000	$—	$—	$3,000
Unrealized appreciation on interest rate swaps	—	12,173	—	12,173
Liabilities:
Unrealized depreciation on futures contracts	(4,150)	—	—	(4,150)
Unrealized depreciation on interest rate swaps	—	(10,508)	—	(10,508)
Total	$(1,150)	$1,665	$—	$515

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

18	Short-Term Bond Fund of America

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to

Short-Term Bond Fund of America	19

changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold or converted to cash without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign

20	Short-Term Bond Fund of America

currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Short-Term Bond Fund of America	21

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $3,028,554,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

22	Short-Term Bond Fund of America

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $10,606,854,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and interest rate swaps as of, or for the six months ended, February 28, 2019 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$3,000	Unrealized depreciation*	$4,150
Swaps	Interest	Unrealized appreciation*	12,173	Unrealized depreciation*	10,508
			$15,173		$14,658

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$20,045	Net unrealized depreciation on futures contracts	$(2,876)
Swaps	Interest	Net realized gain on swap contracts	15,203	Net unrealized depreciation on swap contracts	(17,304)
			$35,248		$(20,180)

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps and future delivery contracts. For futures contracts and interest rate swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its

Short-Term Bond Fund of America	23

contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2018, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$1,281
Capital loss carryforward*	(74,595)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

24	Short-Term Bond Fund of America

As of February 28, 2019, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$31,561
Gross unrealized depreciation on investments	(37,245)
Net unrealized depreciation on investments	(5,684)
Cost of investments	6,774,068

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended February 28, 2019		Year ended August 31, 2018
Class A	$24,848		$44,826
Class C	278		458
Class T	—	*	—	*
Class F-1	705		1,694
Class F-2	3,751		5,063
Class F-3	2,950		4,353
Class 529-A	3,010		5,345
Class 529-C	167		312
Class 529-E	121		220
Class 529-T	—	*	—	*
Class 529-F-1	798		1,237
Class R-1	16		29
Class R-2	192		337
Class R-2E	3		6
Class R-3	347		610
Class R-4	276		519
Class R-5E	12		8
Class R-5	102		186
Class R-6	17,676		30,213
Total	$55,252		$95,416

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.360% on the first $500 million of

Short-Term Bond Fund of America	25

daily net assets and decreasing to 0.240% on such assets in excess of $6.5 billion. For the six months ended February 28, 2019, the investment advisory services fee was $8,818,000, which was equivalent to an annualized rate of 0.275% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.50	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2019, unreimbursed expenses subject to reimbursement totaled $22,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

26	Short-Term Bond Fund of America

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. Administrative services are provided by CRMC to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of 0.05% of average daily net assets for all share classes. Currently Class A shares pay an annual fee of 0.01% of average daily net assets (which could be increased as noted above) and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

Short-Term Bond Fund of America	27

For the six months ended February 28, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$4,623	$1,477		$154		Not applicable
Class C	302	29		15		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	111	64		22		Not applicable
Class F-2	Not applicable	201		100		Not applicable
Class F-3	Not applicable	40		76		Not applicable
Class 529-A	469	169		96		$126
Class 529-C	181	17		9		13
Class 529-E	44	4		4		6
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	38		22		29
Class R-1	17	2		1		Not applicable
Class R-2	161	75		11		Not applicable
Class R-2E	2	1		—	*	Not applicable
Class R-3	132	40		13		Not applicable
Class R-4	43	16		9		Not applicable
Class R-5E	Not applicable	1		—	*	Not applicable
Class R-5	Not applicable	3		3		Not applicable
Class R-6	Not applicable	1		449		Not applicable
Total class-specific expenses	$6,085	$2,178		$984		$174

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $22,000 in the fund’s statement of operations reflects $23,000 in current fees (either paid in cash or deferred) and a net decrease of $1,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

28	Short-Term Bond Fund of America

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2019.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments						Net increase
	Sales*		of distributions				Repurchases*		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2019

Class A	$925,595	94,436	$24,492		2,493		$(698,894)	(71,281)	$251,193	25,648
Class C	36,847	3,804	274		28		(26,536)	(2,734)	10,585	1,098
Class T	—	—	—		—		—	—	—	—
Class F-1	16,950	1,729	691		70		(17,015)	(1,734)	626	65
Class F-2	330,864	33,767	3,514		358		(213,578)	(21,740)	120,800	12,385
Class F-3	118,137	12,051	2,763		281		(64,530)	(6,573)	56,370	5,759
Class 529-A	77,752	7,926	2,996		305		(59,566)	(6,073)	21,182	2,158
Class 529-C	10,327	1,069	166		18		(9,840)	(1,018)	653	69
Class 529-E	3,700	377	120		12		(2,980)	(303)	840	86
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	21,214	2,163	794		81		(12,557)	(1,280)	9,451	964
Class R-1	318	33	15		2		(506)	(53)	(173)	(18)
Class R-2	7,986	825	190		20		(10,238)	(1,058)	(2,062)	(213)
Class R-2E	229	23	3		—	†	(13)	(1)	219	22
Class R-3	13,190	1,347	343		35		(9,865)	(1,008)	3,668	374
Class R-4	6,035	615	272		28		(6,067)	(618)	240	25
Class R-5E	312	32	12		1		(48)	(5)	276	28
Class R-5	4,216	430	101		10		(2,998)	(305)	1,319	135
Class R-6	216,223	22,056	17,675		1,800		(138,315)	(14,080)	95,583	9,776
Total net increase (decrease)	$1,789,895	182,683	$54,421		5,542		$(1,273,546)	(129,864)	$570,770	58,361

Short-Term Bond Fund of America	29

			Reinvestments						Net (decrease)
	Sales*		of distributions				Repurchases*		increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2018

Class A	$1,009,573	102,367	$44,059		4,477		$(1,144,171)	(116,016)	$(90,539)	(9,172)
Class C	23,036	2,365	450		46		(35,231)	(3,614)	(11,745)	(1,203)
Class T	—	—	—		—		—	—	—	—
Class F-1	35,728	3,622	1,660		169		(81,710)	(8,307)	(44,322)	(4,516)
Class F-2	246,880	25,027	4,856		494		(251,391)	(25,470)	345	51
Class F-3	172,561	17,482	3,919		398		(115,074)	(11,659)	61,406	6,221
Class 529-A	168,803	17,108	5,310		540		(111,651)	(11,332)	62,462	6,316
Class 529-C	20,887	2,147	309		32		(48,297)	(4,959)	(27,101)	(2,780)
Class 529-E	6,280	636	218		22		(5,880)	(597)	618	61
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	36,554	3,713	1,232		125		(18,633)	(1,891)	19,153	1,947
Class R-1	831	85	29		3		(1,666)	(171)	(806)	(83)
Class R-2	16,543	1,700	334		34		(16,550)	(1,699)	327	35
Class R-2E	31	3	6		1		(78)	(8)	(41)	(4)
Class R-3	16,553	1,680	602		61		(20,146)	(2,043)	(2,991)	(302)
Class R-4	14,462	1,465	514		52		(17,323)	(1,755)	(2,347)	(238)
Class R-5E	1,520	154	7		1		(344)	(35)	1,183	120
Class R-5	3,220	326	185		18		(4,363)	(442)	(958)	(98)
Class R-6	561,419	56,868	30,209		3,071		(209,507)	(21,309)	382,121	38,630
Total net increase (decrease)	$2,334,881	236,748	$93,899		9,544		$(2,082,015)	(211,307)	$346,765	34,985

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

30	Short-Term Bond Fund of America

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,673,752,000 and $1,641,408,000, respectively, during the six months ended February 28, 2019.

Short-Term Bond Fund of America	31

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
2/28/2019[4,5]	$9.81	$.08	$.06	$.14
8/31/2018	9.97	.15	(.16)	(.01)
8/31/2017	9.98	.09	— [8]	.09
8/31/2016	9.97	.07	.04	.11
8/31/2015	10.00	.07	(.02)	.05
8/31/2014	9.95	.05	.04	.09
Class C:
2/28/2019[4,5]	9.69	.04	.06	.10
8/31/2018	9.86	.07	(.16)	(.09)
8/31/2017	9.87	.01	.01	.02
8/31/2016	9.88	(.02)	.04	.02
8/31/2015	9.94	(.01)	(.02)	(.03)
8/31/2014	9.93	(.03)	.04	.01
Class T:
2/28/2019[4,5]	9.81	.09	.06	.15
8/31/2018	9.98	.17	(.17)	— [8]
8/31/2017[4,11]	9.95	.05	.04	.09
Class F-1:
2/28/2019[4,5]	9.81	.08	.06	.14
8/31/2018	9.97	.14	(.16)	(.02)
8/31/2017	9.98	.08	.01	.09
8/31/2016	9.97	.06	.04	.10
8/31/2015	10.00	.06	(.02)	.04
8/31/2014	9.95	.04	.04	.08
Class F-2:
2/28/2019[4,5]	9.81	.09	.06	.15
8/31/2018	9.97	.17	(.16)	.01
8/31/2017	9.98	.11	— [8]	.11
8/31/2016	9.97	.08	.04	.12
8/31/2015	10.00	.09	(.02)	.07
8/31/2014	9.95	.07	.04	.11
Class F-3:
2/28/2019[4,5]	9.81	.09	.06	.15
8/31/2018	9.98	.18	(.17)	.01
8/31/2017[4,12]	9.94	.08	.05	.13

32	Short-Term Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]
$(.08)	$—	$(.08)	$9.87	1.42%[6]		$3,230		.71%[7]		.71%[7]		1.61%[7]
(.15)	—	(.15)	9.81	(.12)		2,960		.69		.69		1.49
(.10)	— [8]	(.10)	9.97	.98		3,102		.64		.64		.93
(.08)	(.02)	(.10)	9.98	1.07		3,133		.62		.62		.67
(.07)	(.01)	(.08)	9.97	.49		2,970		.60		.60		.72
(.04)	—	(.04)	10.00	.93		3,016		.59		.59		.55

(.04)	—	(.04)	9.75	1.07	[6]	66		1.44	[7]	1.44	[7]	.88	[7]
(.08)	—	(.08)	9.69	(.96)		55		1.44		1.44		.73
(.03)	— [8]	(.03)	9.86	.22		68		1.45		1.45		.11
(.01)	(.02)	(.03)	9.87	.22		95		1.45		1.45		(.17)
(.02)	(.01)	(.03)	9.88	(.36)		104		1.44		1.44		(.14)
— [8]	—	— [8]	9.94	.11		115		1.45		1.45		(.31)

(.09)	—	(.09)	9.87	1.56	[6,9]	—	[10]	.42	[7,9]	.42	[7,9]	1.90	[7,9]
(.17)	—	(.17)	9.81	.04	[9]	—	[10]	.43	[9]	.43	[9]	1.74	[9]
(.06)	—	(.06)	9.98	.87	[6,9]	—	[10]	.18	[6,9]	.18	[6,9]	.48	[6,9]

(.08)	—	(.08)	9.87	1.40	[6]	91		.75	[7]	.75	[7]	1.58	[7]
(.14)	—	(.14)	9.81	(.16)		89		.73		.73		1.41
(.10)	— [8]	(.10)	9.97	.89		136		.73		.73		.83
(.07)	(.02)	(.09)	9.98	.96		143		.72		.72		.56
(.06)	(.01)	(.07)	9.97	.26		135		.73		.73		.60
(.03)	—	(.03)	10.00	.88		120		.74		.74		.40

(.09)	—	(.09)	9.87	1.55	[6]	425		.45	[7]	.45	[7]	1.87	[7]
(.17)	—	(.17)	9.81	.12		301		.45		.45		1.73
(.12)	— [8]	(.12)	9.97	1.16		305		.47		.47		1.09
(.09)	(.02)	(.11)	9.98	1.23		396		.46		.46		.85
(.09)	(.01)	(.10)	9.97	.54		304		.45		.45		.87
(.06)	—	(.06)	10.00	1.18		311		.45		.45		.69

(.09)	—	(.09)	9.87	1.59	[6]	327		.38	[7]	.37	[7]	1.95	[7]
(.18)	—	(.18)	9.81	.10		269		.37		.37		1.82
(.09)	—	(.09)	9.98	1.30	[6]	211		.35	[7]	.35	[7]	1.33	[7]

See end of table for footnotes.

Short-Term Bond Fund of America	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
2/28/2019[4,5]	$9.81	$.08	$.06	$.14
8/31/2018	9.97	.15	(.17)	(.02)
8/31/2017	9.98	.09	— [8]	.09
8/31/2016	9.97	.06	.04	.10
8/31/2015	10.00	.07	(.02)	.05
8/31/2014	9.95	.05	.04	.09
Class 529-C:
2/28/2019[4,5]	9.66	.04	.06	.10
8/31/2018	9.83	.06	(.16)	(.10)
8/31/2017	9.84	.01	.01	.02
8/31/2016	9.86	(.03)	.04	.01
8/31/2015	9.93	(.02)	(.03)	(.05)
8/31/2014	9.92	(.04)	.05	.01
Class 529-E:
2/28/2019[4,5]	9.80	.07	.06	.13
8/31/2018	9.96	.12	(.16)	(.04)
8/31/2017	9.97	.06	— [8]	.06
8/31/2016	9.96	.03	.04	.07
8/31/2015	10.00	.03	(.02)	.01
8/31/2014	9.95	.01	.05	.06
Class 529-T:
2/28/2019[4,5]	9.81	.09	.06	.15
8/31/2018	9.98	.16	(.16)	— [8]
8/31/2017[4,11]	9.95	.05	.04	.09
Class 529-F-1:
2/28/2019[4,5]	9.81	.09	.05	.14
8/31/2018	9.97	.17	(.16)	.01
8/31/2017	9.98	.11	— [8]	.11
8/31/2016	9.97	.08	.04	.12
8/31/2015	10.00	.08	(.02)	.06
8/31/2014	9.95	.06	.04	.10
Class R-1:
2/28/2019[4,5]	9.69	.04	.05	.09
8/31/2018	9.85	.07	(.16)	(.09)
8/31/2017	9.86	.01	.01	.02
8/31/2016	9.87	(.02)	.04	.02
8/31/2015	9.94	(.01)	(.03)	(.04)
8/31/2014	9.92	(.03)	.05	.02

34	Short-Term Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]

$(.08)	$—	$(.08)	$9.87	1.40%[6]	$400		.75%[7]		.75%[7]		1.57	%7
(.14)	—	(.14)	9.81	(.15)	377		.72		.72		1.48
(.10)	— [8]	(.10)	9.97	.95	321		.67		.67		.90
(.07)	(.02)	(.09)	9.98	1.03	302		.66		.66		.63
(.07)	(.01)	(.08)	9.97	.43	291		.66		.66		.67
(.04)	—	(.04)	10.00	.87	295		.65		.65		.49

(.04)	—	(.04)	9.72	1.06 [6]	38		1.47	[7]	1.47	[7]	.85	[7]
(.07)	—	(.07)	9.66	(1.00)	37		1.47		1.47		.65
(.03)	— [8]	(.03)	9.83	.20	65		1.49		1.49		.08
(.01)	(.02)	(.03)	9.84	.11	68		1.51		1.51		(.23)
(.01)	(.01)	(.02)	9.86	(.49)	68		1.52		1.52		(.19)
— [8]	—	— [8]	9.93	.10	71		1.52		1.52		(.38)

(.07)	—	(.07)	9.86	1.29 [6]	18		.96	[7]	.96	[7]	1.36	[7]
(.12)	—	(.12)	9.80	(.39)	17		.96		.96		1.23
(.07)	— [8]	(.07)	9.96	.66	17		.97		.97		.60
(.04)	(.02)	(.06)	9.97	.71	17		.99		.99		.30
(.04)	(.01)	(.05)	9.96	.03	17		1.00		1.00		.32
(.01)	—	(.01)	10.00	.57	19		1.00		1.00		.14

(.09)	—	(.09)	9.87	1.52 [6,9]	—	[10]	.52	[7,9]	.52	[7,9]	1.81	[7,9]
(.17)	—	(.17)	9.81	(.02)[9]	—	[10]	.50	[9]	.50	[9]	1.67	[9]
(.06)	—	(.06)	9.98	.86 [6,9]	—	[10]	.20	[6,9]	.20	[6,9]	.47	[6,9]

(.09)	—	(.09)	9.86	1.42 [6]	93		.51	[7]	.51	[7]	1.82	[7]
(.17)	—	(.17)	9.81	.07	83		.49		.49		1.71
(.12)	— [8]	(.12)	9.97	1.12	65		.50		.50		1.07
(.09)	(.02)	(.11)	9.98	1.16	56		.52		.52		.77
(.08)	(.01)	(.09)	9.97	.56	54		.53		.53		.81
(.05)	—	(.05)	10.00	1.00	48		.53		.53		.62

(.04)	—	(.04)	9.74	.96 [6]	3		1.47	[7]	1.47	[7]	.85	[7]
(.07)	—	(.07)	9.69	(.88)	4		1.45		1.45		.71
(.03)	— [8]	(.03)	9.85	.21	4		1.47		1.47		.09
(.01)	(.02)	(.03)	9.86	.22	5		1.45		1.45		(.18)
(.02)	(.01)	(.03)	9.87	(.48)	6		1.47		1.47		(.15)
— [8]	—	— [8]	9.94	.21	6		1.47		1.47		(.33)

See end of table for footnotes.

Short-Term Bond Fund of America	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
2/28/2019[4,5]	$9.68	$.04	$.05	$.09
8/31/2018	9.84	.07	(.16)	(.09)
8/31/2017	9.86	.01	— [8]	.01
8/31/2016	9.87	(.01)	.04	.03
8/31/2015	9.94	(.01)	(.03)	(.04)
8/31/2014	9.93	(.03)	.04	.01
Class R-2E:
2/28/2019[4,5]	9.80	.05	.06	.11
8/31/2018	9.97	.10	(.17)	(.07)
8/31/2017	9.97	.04	.01	.05
8/31/2016	9.97	.03	.04	.07
8/31/2015	10.00	.07	(.02)	.05
8/31/2014[4,13]	10.00	—	—	—
Class R-3:
2/28/2019[4,5]	9.80	.06	.05	.11
8/31/2018	9.96	.12	(.16)	(.04)
8/31/2017	9.97	.06	— [8]	.06
8/31/2016	9.96	.03	.04	.07
8/31/2015	10.00	.03	(.02)	.01
8/31/2014	9.95	.01	.05	.06
Class R-4:
2/28/2019[4,5]	9.81	.08	.06	.14
8/31/2018	9.97	.15	(.16)	(.01)
8/31/2017	9.98	.09	— [8]	.09
8/31/2016	9.97	.06	.04	.10
8/31/2015	10.00	.06	(.02)	.04
8/31/2014	9.95	.04	.04	.08
Class R-5E:
2/28/2019[4,5]	9.81	.09	.06	.15
8/31/2018	9.98	.19	(.19)	— [8]
8/31/2017	9.98	.11	.01	.12
8/31/2016[4,14]	9.97	.06	.04	.10
Class R-5:
2/28/2019[4,5]	9.81	.09	.06	.15
8/31/2018	9.98	.17	(.16)	.01
8/31/2017	9.98	.12	.01	.13
8/31/2016	9.97	.09	.04	.13
8/31/2015	10.01	.09	(.03)	.06
8/31/2014	9.95	.07	.05	.12

36	Short-Term Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]

$(.04)	$—	$(.04)	$9.73	.96%[6]		$43		1.45%[7]		1.45%[7]		.87%[7]
(.07)	—	(.07)	9.68	(.87)		45		1.44		1.44		.74
(.03)	— [8]	(.03)	9.84	.12		45		1.50		1.50		.07
(.02)	(.02)	(.04)	9.86	.26		46		1.43		1.43		(.14)
(.02)	(.01)	(.03)	9.87	(.47)		46		1.46		1.46		(.13)
— [8]	—	— [8]	9.94	.11		44		1.49		1.49		(.35)

(.05)	—	(.05)	9.86	1.18	[6]	1		1.20	[7]	1.20	[7]	1.12	[7]
(.10)	—	(.10)	9.80	(.72)		1		1.21		1.19		.98
(.05)	— [8]	(.05)	9.97	.55		1		1.19		1.19		.43
(.05)	(.02)	(.07)	9.97	.70		—	[10]	1.13		1.11		.55
(.07)	(.01)	(.08)	9.97	.45	[9]	—	[10]	.59	[9]	.59	[9]	.74	[9]
—	—	—	10.00	—		—	[10]	—		—		—

(.06)	—	(.06)	9.85	1.17	[6]	55		1.00	[7]	1.00	[7]	1.32	[7]
(.12)	—	(.12)	9.80	(.43)		51		1.00		1.00		1.17
(.07)	— [8]	(.07)	9.96	.61		55		1.01		1.01		.56
(.04)	(.02)	(.06)	9.97	.69		55		1.00		1.00		.28
(.04)	(.01)	(.05)	9.96	.03		56		1.00		1.00		.32
(.01)	—	(.01)	10.00	.56		60		1.02		1.02		.12

(.08)	—	(.08)	9.87	1.42	[6]	35		.70	[7]	.70	[7]	1.62	[7]
(.15)	—	(.15)	9.81	(.12)		34		.69		.69		1.48
(.10)	— [8]	(.10)	9.97	.93		37		.70		.70		.89
(.07)	(.02)	(.09)	9.98	.99		27		.70		.70		.60
(.06)	(.01)	(.07)	9.97	.28		24		.70		.70		.63
(.03)	—	(.03)	10.00	.91		24		.71		.71		.44

(.09)	—	(.09)	9.87	1.52	[6]	1		.51	[7]	.51	[7]	1.81	[7]
(.17)	—	(.17)	9.81	.05		1		.46		.46		1.92
(.12)	— [8]	(.12)	9.98	1.27		—	[10]	.65		.47		1.09
(.07)	(.02)	(.09)	9.98	1.01	[6]	—	[10]	.58	[7]	.58	[7]	.80	[7]

(.09)	—	(.09)	9.87	1.57	[6]	11		.41	[7]	.41	[7]	1.91	[7]
(.18)	—	(.18)	9.81	.06		10		.40		.40		1.75
(.13)	— [8]	(.13)	9.98	1.32		11		.41		.41		1.17
(.10)	(.02)	(.12)	9.98	1.28		9		.41		.41		.91
(.09)	(.01)	(.10)	9.97	.58		7		.40		.40		.91
(.06)	—	(.06)	10.01	1.21		6		.41		.41		.73

See end of table for footnotes.

Short-Term Bond Fund of America	37

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
2/28/2019[4,5]	$9.81	$.10	$.05	$.15
8/31/2018	9.97	.18	(.16)	.02
8/31/2017	9.98	.12	— [8]	.12
8/31/2016	9.97	.09	.04	.13
8/31/2015	10.00	.10	(.02)	.08
8/31/2014	9.95	.08	.04	.12

Portfolio turnover rate for all share	Six months ended	Year ended August 31
classes[15]	February 28, 2019[4,5,6]	2018	2017	2016	2015	2014
Excluding mortgage dollar roll transactions	67%	129%	134%	292%	418%	Not available
Including mortgage dollar roll transactions	79%	148%	137%	301%	452%	257%

See notes to financial statements

38	Short-Term Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments	Ratio of expenses to average net assets after reimburse- ments[3]	Ratio of net income (loss) to average net assets[3]

$(.10)	$—	$(.10)	$9.86	1.49%[6]	$1,846	.35%[7]	.35%[7]	1.97%[7]
(.18)	—	(.18)	9.81	.23	1,740	.34	.34	1.86
(.13)	— [8]	(.13)	9.97	1.28	1,384	.35	.35	1.23
(.10)	(.02)	(.12)	9.98	1.34	1,050	.35	.35	.97
(.10)	(.01)	(.11)	9.97	.73	729	.35	.35	1.01
(.07)	—	(.07)	10.00	1.17	447	.35	.35	.79

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain share classes.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class R-2E shares began investment operations on August 29, 2014.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.

Short-Term Bond Fund of America	39

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2018, through February 28, 2019).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

40	Short-Term Bond Fund of America

	Beginning account value 9/1/2018	Ending account value 2/28/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,014.17	$3.55	.71%
Class A – assumed 5% return	1,000.00	1,021.27	3.56	.71
Class C – actual return	1,000.00	1,010.74	7.18	1.44
Class C – assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class T – actual return	1,000.00	1,015.60	2.10	.42
Class T – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class F-1 – actual return	1,000.00	1,013.98	3.75	.75
Class F-1 – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class F-2 – actual return	1,000.00	1,015.46	2.25	.45
Class F-2 – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class F-3 – actual return	1,000.00	1,015.87	1.85	.37
Class F-3 – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class 529-A – actual return	1,000.00	1,013.96	3.75	.75
Class 529-A – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 529-C – actual return	1,000.00	1,010.65	7.33	1.47
Class 529-C – assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class 529-E – actual return	1,000.00	1,012.93	4.79	.96
Class 529-E – assumed 5% return	1,000.00	1,020.03	4.81	.96
Class 529-T – actual return	1,000.00	1,015.21	2.60	.52
Class 529-T – assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 529-F-1 – actual return	1,000.00	1,014.17	2.55	.51
Class 529-F-1 – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class R-1 – actual return	1,000.00	1,009.63	7.32	1.47
Class R-1 – assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class R-2 – actual return	1,000.00	1,009.63	7.23	1.45
Class R-2 – assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class R-2E – actual return	1,000.00	1,011.76	5.99	1.20
Class R-2E – assumed 5% return	1,000.00	1,018.84	6.01	1.20
Class R-3 – actual return	1,000.00	1,011.66	4.99	1.00
Class R-3 – assumed 5% return	1,000.00	1,019.84	5.01	1.00
Class R-4 – actual return	1,000.00	1,014.23	3.50	.70
Class R-4 – assumed 5% return	1,000.00	1,021.32	3.51	.70
Class R-5E – actual return	1,000.00	1,015.17	2.55	.51
Class R-5E – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class R-5 – actual return	1,000.00	1,015.68	2.05	.41
Class R-5 – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class R-6 – actual return	1,000.00	1,014.93	1.75	.35
Class R-6 – assumed 5% return	1,000.00	1,023.06	1.76	.35

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Short-Term Bond Fund of America	41

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42	Short-Term Bond Fund of America

Results of special meeting of shareholders

Held November 28, 2018

Shares outstanding (all classes) on August 31, 2018 (record date) 618,204,935

Total shares voting on November 28, 2018 565,470,121 (91.5% of shares outstanding)

The proposal: to elect board members

	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
William H. Baribault	553,275,027	97.8%	12,195,094	2.2%
James G. Ellis	553,274,145	97.8	12,195,976	2.2
Nariman Farvardin	553,460,914	97.9	12,009,207	2.1
Michael C. Gitlin	554,784,141	98.1	10,685,980	1.9
Mary Davis Holt	554,548,248	98.1	10,921,873	1.9
R. Clark Hooper	553,429,745	97.9	12,040,376	2.1
Merit E. Janow	554,643,985	98.1	10,826,136	1.9
Laurel B. Mitchell	555,644,991	98.3	9,825,130	1.7
Margaret Spellings	555,591,790	98.3	9,878,331	1.7
Alexandra Trower	555,656,732	98.3	9,813,389	1.7
Karl J. Zeile	554,712,042	98.1	10,758,079	1.9

Short-Term Bond Fund of America	43

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	Short-Term Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2019, portfolio of Short-Term Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Short-Term Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Short-Term Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Short-Term Bond Fund of America®

Investment portfolio

February 28, 2019

unaudited

Bonds, notes & other debt instruments 95.23% U.S. Treasury bonds & notes 46.95% U.S. Treasury 36.12%	Principal amount (000)	Value (000)
U.S. Treasury 1.00% 2019	$7,400	$7,331
U.S. Treasury 2.375% 20201	123,000	122,767
U.S. Treasury 2.50% 20201	295,000	294,773
U.S. Treasury 2.75% 2020	142,000	142,429
U.S. Treasury 2.75% 2020	77,937	78,202
U.S. Treasury 1.125% 2021	20,000	19,323
U.S. Treasury 1.75% 2021	25,000	24,504
U.S. Treasury 2.00% 2021	24,620	24,378
U.S. Treasury 2.375% 2021	100,000	99,699
U.S. Treasury 2.375% 2021	50,830	50,675
U.S. Treasury 2.50% 2021	556,099	555,821
U.S. Treasury 2.625% 2021	174,509	175,118
U.S. Treasury 2.625% 2021	100,000	100,225
U.S. Treasury 2.75% 2021	78,696	79,142
U.S. Treasury 1.75% 2022	100	98
U.S. Treasury 1.875% 2022	89,480	87,561
U.S. Treasury 1.875% 2022	7,000	6,868
U.S. Treasury 2.125% 2022	2,392	2,358
U.S. Treasury 2.50% 2022	50,000	49,998
U.S. Treasury 2.50% 2023	16,121	16,116
U.S. Treasury 2.625% 2023	187,100	187,977
U.S. Treasury 2.75% 2023	98,795	99,710
U.S. Treasury 2.875% 2023	36,725	37,325
U.S. Treasury 2.00% 20241	12,000	11,676
U.S. Treasury 2.50% 2024	136,172	136,092
U.S. Treasury 2.875% 2025	480	488
U.S. Treasury 3.125% 2028	3,440	3,557
		2,414,211
U.S. Treasury inflation-protected securities 10.83%
U.S. Treasury Inflation-Protected Security 0.125% 20192	64,338	64,382
U.S. Treasury Inflation-Protected Security 0.134% 20202	53,647	53,242
U.S. Treasury Inflation-Protected Security 0.125% 20222	51,659	50,759
U.S. Treasury Inflation-Protected Security 0.625% 20232	171,965	171,784
U.S. Treasury Inflation-Protected Security 0.132% 20242	26,455	25,863
U.S. Treasury Inflation-Protected Security 0.25% 20251,2	55,375	54,093
U.S. Treasury Inflation-Protected Security 0.375% 20252	10,839	10,675
U.S. Treasury Inflation-Protected Security 0.625% 20261,2	31,724	31,583
U.S. Treasury Inflation-Protected Security 0.375% 20272	33,383	32,502
U.S. Treasury Inflation-Protected Security 0.509% 20282	31,985	31,268
U.S. Treasury Inflation-Protected Security 0.875% 20291,2	109,460	110,585
U.S. Treasury Inflation-Protected Security 0.875% 20471,2	46,840	44,121

Short-Term Bond Fund of America — Page 1 of 13

unaudited

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 1.00% 20481,2	$30,130	$23,566
U.S. Treasury Inflation-Protected Security 1.00% 20491,2	19,968	19,460
		723,883
Total U.S. Treasury bonds & notes		3,138,094
Asset-backed obligations 15.23%
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 20213,4	13,000	12,916
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 20213,4	10,480	10,444
American Express Credit Account Master Trust, Series 2019-1, Class A, 2.87% 20243	70,860	71,079
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2A, 1.65% 20203	58	58
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A2A, 2.71% 20213	7,453	7,453
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 20223	7,020	7,017
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A3, 3.07% 20223	12,000	12,040
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 3.771% 20253,4,5	3,320	3,320
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 20223	25,090	25,024
Cabela’s Master Credit Card Trust, Series 2015-2, Class A1, 2.25% 20233	3,540	3,514
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.82% 20203	1,560	1,558
California Republic Auto Receivables Trust, Series 2014-4, Class A4, 1.84% 20203	2	2
California Republic Auto Receivables Trust, Series 2015-1, Class B, 2.51% 20213	30	30
Chase Issuance Trust, Series 2016-A5, Class A5, 1.27% 20213	19,691	19,592
Chase Issuance Trust, Series 2016-A2, Class A, 1.37% 20213	14,015	13,964
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75% 20213	31,286	31,079
Citibank Credit Card Issuance Trust, Series 2017-A9, Class A9, 1.80% 20213	9,440	9,397
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 20213	5,245	5,236
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 20283,4	89	88
CPS Auto Receivables Trust, Series 2016-C, Class B, 2.48% 20203,4	83	83
CPS Auto Receivables Trust, Series 2014-B, Class C, 3.23% 20203,4	312	312
CPS Auto Receivables Trust, Series 2014-C, Class C, 3.77% 20203,4	367	368
CPS Auto Receivables Trust, Series 2014-D, Class C, 4.35% 20203,4	7,422	7,459
CPS Auto Receivables Trust, Series 2018-A, Class A, 2.16% 20213,4	1,233	1,230
CPS Auto Receivables Trust, Series 2017-C, Class B, 2.30% 20213,4	1,360	1,357
CPS Auto Receivables Trust, Series 2017-B, Class B, 2.33% 20213,4	7,201	7,189
CPS Auto Receivables Trust, Series 2017-A, Class B, 2.68% 20213,4	4,169	4,165
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.72% 20213,4	3,468	3,466
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 20213,4	86	86
CPS Auto Receivables Trust, Series 2018-C, Class A, 2.87% 20213,4	5,709	5,707
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 20213,4	5,175	5,207
CPS Auto Receivables Trust, Series 2018-A, Class B, 2.77% 20223,4	1,500	1,494
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 20223,4	2,500	2,487
CPS Auto Receivables Trust, Series 2017-D, Class C, 3.01% 20223,4	5,000	4,981
CPS Auto Receivables Trust, Series 2018-D, Class A, 3.06% 20223,4	5,680	5,682
CPS Auto Receivables Trust, Series 2016-B, Class C, 4.22% 20223,4	5,705	5,741
Discover Card Execution Note Trust, Series 2019-A14, Class A1 3.04% 20243	23,735	23,899
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 20363,4	176	176
Drive Auto Receivables Trust, Series 2018-2, Class A2, 2.64% 20203	1,662	1,662
Drive Auto Receivables Trust, Series 2018-3, Class A2, 2.75% 20203	6,562	6,563
Drive Auto Receivables Trust, Series 2018-4, Class A2A, 2.86% 20203	409	409
Drive Auto Receivables Trust, Series 2017-3, Class B, 2.30% 20213	2,130	2,130
Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.61% 20213,4	62	62
Drive Auto Receivables Trust, Series 2018-2, Class A3, 2.88% 20213	15,000	15,003
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 20213,4	7,987	7,989
Drive Auto Receivables Trust, Series 2018-4, Class A3, 3.15% 20213	415	415

Short-Term Bond Fund of America — Page 2 of 13

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 20213,4	$64	$64
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 20213,4	794	796
Drive Auto Receivables Trust, Series 2017-3, Class C, 2.80% 20223	2,630	2,629
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 20223	7,836	7,835
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 20223,4	13,498	13,504
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 20223,4	1,353	1,354
Drive Auto Receivables Trust, Series 2018-2, Class B, 3.22% 20223	25,000	25,011
Drive Auto Receivables Trust, Series 2018-3, Class B, 3.37% 20223	1,180	1,182
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 20233	7,798	7,795
Drive Auto Receivables Trust, Series 2018-1, Class C, 3.22% 20233	3,000	3,004
Drive Auto Receivables Trust, Series 2018-2, Class C 3.63% 20243	4,540	4,568
Drivetime Auto Owner Trust, Series 2017-3A, Class B, 2.40% 20213,4	279	279
Drivetime Auto Owner Trust, Series 2017-4A, Class B, 2.44% 20213,4	326	326
Drivetime Auto Owner Trust, Series 2018-1A, Class A, 2.59% 20213,4	402	401
Drivetime Auto Owner Trust, Series 2018-2, Class A, 2.84% 20213,4	16,039	16,018
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 20223,4	3,307	3,303
Drivetime Auto Owner Trust, Series 2016-4A, Class C, 2.74% 20223,4	8,672	8,672
Drivetime Auto Owner Trust, Series 2018-1A, Class B, 3.04% 20223,4	1,950	1,948
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 20223,4	817	817
Drivetime Auto Owner Trust, Series 2018-3A, Class A, 3.26% 20223,4	7,248	7,256
Drivetime Auto Owner Trust, Series 2018-1A, Class B, 3.43% 20223,4	1,842	1,845
Drivetime Auto Owner Trust, Series 2017-4A, Class C, 2.86% 20233,4	316	315
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 20233,4	8,492	8,492
Emerson Park Ltd., CLO, Series 2013-1A, Class A1AR, (3-month USD-LIBOR + 0.98%) 3.767% 20253,4,5	587	587
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74% 20223,4	775	773
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20223,4	3,409	3,395
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 20213,4	338	337
Exeter Automobile Receivables Trust, Series 2018-1A, Class A, 2.21% 20213,4	113	113
Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 2.79% 20213,4	12,306	12,301
Exeter Automobile Receivables Trust, Series 2016-3A, Class B, 2.84% 20213,4	5,217	5,221
Exeter Automobile Receivables Trust, Series 2017-1A, Class B, 3.00% 20213,4	610	611
Exeter Automobile Receivables Trust, Series 2018-4A, Class A, 3.05% 20213,4	20,881	20,896
Exeter Automobile Receivables Trust, Series 2015-2A, Class C, 3.90% 20213,4	6,483	6,501
Exeter Automobile Receivables Trust, Series 2018-1A, Class B, 2.75% 20223,4	1,025	1,023
Exeter Automobile Receivables Trust, Series 2017-1A, Class C, 3.95% 20223,4	7,725	7,788
Exeter Automobile Receivables Trust, Series 2016-3A, Class C, 4.22% 20223,4	2,980	3,014
Exeter Automobile Receivables Trust, Series 2018-1A, Class C, 3.03% 20233,4	5,160	5,155
Exeter Automobile Receivables Trust, Series 2018-4A, Class C, 3.97% 20233,4	8,500	8,574
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.69% 20213,4	141	141
First Investors Auto Owner Trust, Series 2017-2, Class A1, 1.86% 20213,4	1,310	1,307
First Investors Auto Owner Trust, Series 2016-2, Class A2, 1.87% 20213,4	3,790	3,776
First Investors Auto Owner Trust, Series 2017-3, Class A1, 2.00% 20223,4	6,518	6,501
First Investors Auto Owner Trust, Series 2016-2, Class B, 2.21% 20223,4	710	704
Ford Credit Auto Owner Trust, Series 2014-1A, Class A, 2.26% 20253,4	12,010	11,999
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 20263,4	14,700	14,600
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 20273,4	8,375	8,202
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 20273,4	17,160	17,028
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 20303,4	15,615	15,733
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 20303,4	24,000	24,167
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 20213	7,440	7,408
Global SC Finance II SRL, Series 2013-1A, Class A, 2.98% 20283,4	498	491
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 20293,4	1,103	1,086
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 20373,4	4,069	4,060
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-1, Class A, 2.73% 20213,4	11,907	11,859
Navient Student Loan Trust, Series 2015-2, Class A2, (1-month USD-LIBOR + 0.42%) 2.93% 20293,5	961	961

Short-Term Bond Fund of America — Page 3 of 13

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
OneMain Direct Auto Receivables Trust, Series 2018-1, Class A, 3.43% 20243,4	$14,165	$14,272
Prestige Auto Receivables Trust, Series 2016-1A, Class B, 2.98% 20203,4	786	786
Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.40% 20213,4	1,980	1,979
Prestige Auto Receivables Trust, Series 2016-2A, Class B, 2.19% 20223,4	3,143	3,136
Prestige Auto Receivables Trust, Series 2016-2A, Class C, 2.88% 20223,4	1,000	996
Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.10% 20213	1,277	1,276
Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.21% 20213	1,156	1,154
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 20213	12,701	12,688
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 20213	1,125	1,125
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 20213	630	630
Santander Drive Auto Receivables Trust, Series 2018-4, Class A2A, 3.07% 20213	5,855	5,852
Santander Drive Auto Receivables Trust, Series 2017-3, Class B, 2.19% 20223	1,353	1,349
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 20223	13,350	13,302
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 20223	2,170	2,164
Santander Drive Auto Receivables Trust, Series 2018-1, Class B, 2.63% 20223	1,608	1,602
Santander Drive Auto Receivables Trust, Series 2017-2, Class C, 2.79% 20223	4,626	4,617
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 20223	1,487	1,488
Santander Drive Auto Receivables Trust, Series 2018-4, Class A3, 3.28% 20223	15,000	15,017
SLM Private Credit Student Loan Trust, Series 2008-2, Class A3, (3-month USD-LIBOR + 0.75%) 3.521% 20233,5	1,023	1,014
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.91% 20253,5	1,345	1,313
Social Professional Loan Program LLC, Series 2015-C, Class A1, (1-month USD-LIBOR + 1.05%) 3.54% 20353,4,5	1,423	1,433
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 20363,4	4,336	4,293
Symphony Ltd., CLO, Series 2013-12A,Class AR, (3-month USD-LIBOR + 1.03%) 3.817% 20253,4,5	16,975	16,977
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 20243	13,260	13,419
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 20383,4	6,000	5,918
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 20383,4	5,277	5,254
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 20393,4	495	489
TAL Advantage V LLC, Series 2014-2A, Class A2, 3.33% 20393,4	2,264	2,256
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 20393,4	4,220	4,196
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 20423,4	6,125	6,222
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 20213,4	14,210	14,118
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 20213,4	24,335	24,244
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 20223,4	12,913	12,816
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 20203,4	1,771	1,769
Westlake Automobile Receivables Trust, Series 2018-1A, Class A2A, 2.24% 20203,4	5,129	5,123
Westlake Automobile Receivables Trust, Series 2017-2A, Class B 2.25% 20203,4	2,100	2,094
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 20213,4	15,060	15,055
Westlake Automobile Receivables Trust, Series 2016-3A, Class C, 2.46% 20223,4	1,128	1,128
Westlake Automobile Receivables Trust, Series 2017-2A, Class C 2.59% 20223,4	3,207	3,192
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 20223,4	946	944
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 20223,4	36,335	36,382
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 20253,4	306	306
World Financial Network Credit Card Master Note Trust, Series 2017-B, Class A, 1.98% 20233	1,117	1,114
World Financial Network Credit Card Master Note Trust, Series 2012-D, Class A, 2.15% 20233	8,355	8,341
World Financial Network Credit Card Master Note Trust, Series 2012-A, Class A, 3.14% 20233	6,632	6,633
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 20243	1,000	1,002
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 20253	41,460	41,598
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 20253	22,605	22,893
		1,017,828

Short-Term Bond Fund of America — Page 4 of 13

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes 14.08% Financials 6.59%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.30% 2020	$7,405	$7,337
ACE INA Holdings Inc. 2.875% 2022	1,275	1,279
ACE INA Holdings Inc. 3.35% 2026	1,275	1,272
Bank of Nova Scotia 1.65% 2019	6,750	6,733
Berkshire Hathaway Finance Corp. 1.30% 2019	11,685	11,613
Berkshire Hathaway Finance Corp. 1.70% 2019	10,000	9,998
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.779% 20194,5,6,7	267	267
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.779% 20194,5,6,7	33	33
Citigroup Inc. 2.85% 2021	14,700	14,691
Citigroup Inc. 3.165% 2022 (3-month USD-LIBOR + 0.53% on 2/19/2021)8	20,000	20,013
Commonwealth Bank of Australia 2.25% 20204	7,500	7,454
Commonwealth Bank of Australia (3-month USD-LIBOR + 0.70%) 3.467% 20224,5	5,000	5,021
DNB Bank ASA 2.125% 20204	5,235	5,165
Goldman Sachs Group, Inc. 1.95% 2019	10,300	10,267
Goldman Sachs Group, Inc. 2.30% 2019	5,000	4,979
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.36%) 4.131% 20215	10,395	10,557
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.11%) 3.875% 20225	1,855	1,866
HSBC Holdings PLC 2.65% 2022	15,000	14,777
HSBC Holdings PLC 3.683% 20245	20,000	19,827
Marsh & McLennan Companies, Inc. 3.50% 2020	10,505	10,607
Metropolitan Life Global Funding I 2.30% 20194	6,745	6,742
Metropolitan Life Global Funding I 3.375% 20224	5,200	5,230
Metropolitan Life Global Funding I 3.60% 20244	7,007	7,103
National Australia Bank Ltd. 1.375% 2019	4,200	4,181
National Australia Bank Ltd. 2.40% 20194	2,950	2,942
New York Life Global Funding 1.95% 20204	20,000	19,734
New York Life Global Funding 1.95% 20204	3,645	3,619
New York Life Global Funding 2.00% 20204	20,000	19,841
New York Life Global Funding 1.70% 20214	5,000	4,845
Rabobank Nederland 2.50% 2021	6,535	6,480
Rabobank Nederland 2.75% 2022	4,100	4,074
Royal Bank of Canada 2.125% 2020	10,315	10,247
Royal Bank of Canada (3-month USD-LIBOR + 0.73%) 3.466% 20225	10,295	10,369
Skandinaviska Enskilda Banken AB 1.50% 2019	20,000	19,863
Sumitomo Mitsui Financial Group, Inc. 3.936% 2023	14,846	15,228
Svenska Handelsbanken AB 1.50% 2019	20,000	19,865
Svenska Handelsbanken AB 5.125% 20204	1,150	1,176
Swedbank AB 2.20% 20204	10,000	9,915
Swedbank AB 2.80% 20224	6,800	6,699
Toronto-Dominion Bank 2.55% 2021	17,670	17,559
US Bancorp 2.05% 2020	11,850	11,700
US Bancorp 3.05% 2020	14,690	14,734
US Bancorp 3.104% 2021 (3-month USD-LIBOR + 0.29% on 5/21/2020)8	12,500	12,513
US Bank NA 3.00% 2021	7,005	7,023
Wells Fargo & Co. 1.75% 2019	15,000	14,971
Wells Fargo & Co. 2.15% 2019	5,930	5,903
Wells Fargo & Co. 3.75% 2024	13,720	13,984
		440,296
Consumer staples 1.63%
Coca-Cola Co. 1.375% 2019	35,000	34,897
Nestle Holdings, Inc. 3.10% 20214	20,000	20,160
Philip Morris International Inc. 2.00% 2020	9,570	9,495
Philip Morris International Inc. 2.50% 2022	1,250	1,224

Short-Term Bond Fund of America — Page 5 of 13

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Procter & Gamble Co. 1.70% 2021	$8,820	$8,612
Wal-Mart Stores, Inc. 2.85% 2020	10,281	10,312
Wal-Mart Stores, Inc. 3.125% 2021	14,686	14,835
Wal-Mart Stores, Inc. 3.40% 2023	9,180	9,359
		108,894
Health care 1.43%
AbbVie Inc. 2.50% 2020	5,910	5,873
AbbVie Inc. 2.30% 2021	9,955	9,790
AstraZeneca PLC (3-month USD-LIBOR + 0.665%) 3.348% 20235	11,772	11,667
Johnson & Johnson 1.125% 2019	20,745	20,745
Johnson & Johnson 1.95% 2020	6,420	6,347
Johnson & Johnson 2.25% 2022	11,790	11,639
Novartis Capital Corp. 1.80% 2020	15,000	14,881
Pfizer Inc. 3.00% 2021	14,690	14,776
		95,718
Energy 1.37%
Chevron Corp. 1.561% 2019	15,000	14,971
Chevron Corp. 1.991% 2020	8,845	8,791
Exxon Mobil Corp. 1.708% 2019	10,000	10,000
Exxon Mobil Corp. (3-month USD-LIBOR + 0.15%) 2.938% 20195	31,820	31,821
Schlumberger BV 3.00% 20204	3,645	3,634
Shell International Finance BV 1.375% 2019	11,345	11,271
Shell International Finance BV 2.125% 2020	5,000	4,966
Shell International Finance BV 1.75% 2021	6,160	6,005
		91,459
Consumer discretionary 0.85%
Amazon.com, Inc. 2.60% 2019	5,000	4,999
Amazon.com, Inc. 2.40% 2023	7,375	7,248
American Honda Finance Corp. 2.65% 2021	14,705	14,667
Bayerische Motoren Werke AG 3.45% 20234	13,235	13,318
DaimlerChrysler North America Holding Corp. 3.00% 20214	15,000	14,906
Home Depot, Inc. 3.25% 2022	2,000	2,028
		57,166
Information technology 0.73%
Apple Inc. 1.90% 2020	10,300	10,227
Apple Inc. 2.00% 2020	10,370	10,254
Cisco Systems, Inc. 1.40% 2019	10,000	9,931
Microsoft Corp. 1.85% 2020	10,330	10,256
Microsoft Corp. 2.875% 2024	3,435	3,439
Oracle Corp. 2.50% 2022	5,000	4,939
		49,046
Utilities 0.54%
Duke Energy Progress, LLC 3.375% 2023	11,846	11,999
Mississippi Power Co. (3-month USD-LIBOR + 0.65%) 3.472% 20205	15,000	14,997
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	4,470	4,430
Public Service Enterprise Group Inc. 1.90% 2021	4,735	4,650
		36,076

Short-Term Bond Fund of America — Page 6 of 13

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials 0.51%	Principal amount (000)	Value (000)
3M Co. 2.75% 2022	$14,055	$14,057
General Dynamics Corp. 2.875% 2020	11,690	11,707
General Dynamics Corp. 3.00% 2021	8,555	8,593
		34,357
Communication services 0.26%
Comcast Corp. 3.45% 2021	14,857	15,040
Comcast Corp. 3.70% 2024	2,000	2,047
		17,087
Real estate 0.14%
Public Storage 2.37% 2022	2,770	2,705
Scentre Group 2.375% 20194	1,380	1,373
WEA Finance LLC 3.25% 20204	5,185	5,196
		9,274
Materials 0.03%
DowDuPont Inc. 4.205% 2023	2,000	2,066
Total corporate bonds & notes		941,439
Mortgage-backed obligations 10.12% Collateralized mortgage-backed obligations (privately originated) 5.38%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 20483,4,5	53,078	53,155
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 20493,4,5	17,060	17,086
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 20683,4,6	11,673	11,770
Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375% 20283,4,5,6	16,417	16,361
GFMT Mortgage Acquistion Co., Series 2018-2, Class A42, 4.00% 20583,4,5	41,713	42,036
Homeward Opportunities Fund Trust, Series 2018-1, 3.766% 20483,4	11,207	11,313
Mello Warehouse Securitization Trust, 2018-W1, Class A, (1-month USD-LIBOR + 0.85%) 3.34% 20513,4,5	25,025	25,100
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.038% 20273,4,5	3,222	3,216
Nationstar HECM Loan Trust, Series 2017-2A, Class M1, 2.815% 20273,4,6	2,855	2,826
Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.76% 20283,4	4,669	4,675
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 20283,4,6	2,634	2,635
Nationstar HECM Loan Trust, Series 2018-1A, Class M1, 3.238% 20283,4	5,977	5,980
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 20283,4,5,6	30,605	30,614
PMT Loan Trust, Series 2013-J1, Class A6, 3.50% 20433,4	66	66
Reverse Mortgage Investment Trust, Series RBIT 18-1, Class A, 3.436% 20283,4,5,6	12,767	12,773
Sequoia Mortgage Trust, Series 2018-CH1, Class A10, 4.00% 20483,4	7,821	7,903
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 20483,4,5	5,730	5,810
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1 3.793% 20483,4	31,992	32,202
Station Place Securitization Trust, Series 2017-LD1, Class A, (1-month USD-LIBOR + 0.80%) 3.29% 20503,4,5	31,350	31,356
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20563,4,5	3,573	3,511
Towd Point Mortgage Trust, Series 2017-5, Class A1, 3.09% 20573,4,5	23,532	23,459
Towd Point Mortgage Trust, Series 2019-SJ1, Class A1, 3.75% 20583,4	15,915	15,944
		359,791
Federal agency mortgage-backed obligations 4.70%
Fannie Mae 3.50% 20253	746	758
Fannie Mae 4.50% 20253	1,423	1,463
Fannie Mae 3.50% 20263	1,308	1,329
Fannie Mae 4.667% 20333,5	758	797
Fannie Mae 4.794% 20343,5	1,078	1,138

Short-Term Bond Fund of America — Page 7 of 13

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 6.00% 20383	$2,445	$2,675
Fannie Mae 6.00% 20383	1,024	1,129
Fannie Mae 6.00% 20383	79	87
Fannie Mae 4.808% 20393,5	357	376
Fannie Mae 5.00% 20413	2,348	2,501
Fannie Mae 3.50% 20473	17,509	17,527
Fannie Mae 4.00% 20483	1,026	1,047
Fannie Mae 4.00% 20483	868	886
Fannie Mae 4.00% 20483	681	696
Fannie Mae 4.00% 20483	96	98
Fannie Mae 4.00% 20483	66	68
Fannie Mae 3.95% 20493,5	5,551	5,671
Fannie Mae 4.00% 20493,9	10,351	10,546
Fannie Mae 4.027% 20493,5	23,934	24,555
Fannie Mae 4.50% 20493,9	25,400	26,283
Fannie Mae Pool #848751 4.565% 20363,5	300	315
Fannie Mae Pool #AC2106 4.59% 20393,5	279	294
Fannie Mae Pool #AC1676 4.585% 20393,5	218	228
Fannie Mae Pool #BK7655 3.921% 20483,5	5,661	5,790
Fannie Mae Pool #BN0301 3.97% 20483,5	13,691	14,036
Fannie Mae Pool #BN0374 3.987% 20483,5	13,157	13,486
Fannie Mae, Series 2015-M13, Class ASQ2, Multi Family, 1.646% 20193	344	343
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 20273,5	10	10
Freddie Mac 5.50% 20243	798	815
Freddie Mac 4.925% 20343,5	553	582
Freddie Mac 5.50% 20343	434	471
Freddie Mac 4.394% 20353,5	1,622	1,707
Freddie Mac 4.409% 20363,5	908	956
Freddie Mac 4.841% 20363,5	732	773
Freddie Mac 4.89% 20363,5	1,301	1,375
Freddie Mac 5.50% 20363	248	270
Freddie Mac 4.599% 20393,5	218	229
Freddie Mac 3.30% 20453,5	2,853	2,874
Freddie Mac 3.50% 20473	8,179	8,189
Freddie Mac 3.50% 20493,9	900	900
Freddie Mac Pool #782818 4.745% 20343,5	529	557
Freddie Mac Pool #1B8916 4.745% 20413,5	819	859
Freddie Mac, Series K013, Class A2, Multi Family, 3.974% 20213	36	37
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 20223	60	60
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 20263	30	29
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 20273,5	10	10
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 20563	16,276	16,010
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.75% 20563,5	11,038	10,748
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20563	15,452	15,230
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 20573,5	4	4
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20573	4	4
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 20573,6	11,731	12,193
Government National Mortgage Assn. 5.00% 20493,9	57,875	60,249
Government National Mortgage Assn. 5.46% 20593	121	132
Government National Mortgage Assn. 4.70% 20613	19	19
Government National Mortgage Assn. 4.70% 20613	18	18
Government National Mortgage Assn. 4.72% 20613	4	4
Government National Mortgage Assn. 4.767% 20613	62	64
Government National Mortgage Assn. 4.967% 20613	12	13

Short-Term Bond Fund of America — Page 8 of 13

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 5.008% 20613	$26	$26
Government National Mortgage Assn. 5.04% 20613	21	21
Government National Mortgage Assn. 5.057% 20613	32	32
Government National Mortgage Assn. 5.122% 20613	206	208
Government National Mortgage Assn. 5.177% 20613	589	597
Government National Mortgage Assn. 4.489% 20633	310	314
Government National Mortgage Assn. 4.524% 20633	330	334
Government National Mortgage Assn. 4.58% 20633	60	60
Government National Mortgage Assn. 4.598% 20633	121	122
Government National Mortgage Assn. 5.063% 20633	138	140
Government National Mortgage Assn. 3.344% 20643,5	394	399
Government National Mortgage Assn. 4.502% 20643	318	322
Government National Mortgage Assn. 4.498% 20643	305	308
Government National Mortgage Assn. 4.574% 20643	294	297
Government National Mortgage Assn. 4.589% 20643	305	309
Government National Mortgage Assn. 4.604% 20643	908	920
Government National Mortgage Assn. 4.635% 20643	145	146
Government National Mortgage Assn. 5.081% 20643	64	65
Government National Mortgage Assn. 6.64% 20643	333	344
Government National Mortgage Assn. 6.64% 20643	56	57
Government National Mortgage Assn. 4.608% 20653	219	225
Government National Mortgage Assn., Series 2012-H12, Class FT, (1 Year CMT Weekly Rate + 0.70%) 3.29% 20623,5	2,101	2,113
Government National Mortgage Assn., Series 2012-H20, Class PT, 3.529% 20623,5	25,919	26,105
Government National Mortgage Assn., Series 2014-H08, Class FT, (1 Year CMT Weekly Rate + 0.60%) 3.19% 20643,5	10,769	10,814
		313,791
Commercial mortgage-backed securities 0.04%
DBUBS Mortgage Trust, Series 2011-LC3A, Class B, 5.338% 20443,4,5	950	994
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263,4	1,625	1,718
		2,712
Total mortgage-backed obligations		676,294
Bonds & notes of governments & government agencies outside the U.S. 7.47%
Bank Nederlandse Gemeenten NV 1.75% 20204	8,400	8,282
Belgium (Kingdom of) 1.125% 20194	14,600	14,511
European Bank for Reconstruction & Development 1.75% 2019	4,000	3,974
European Bank for Reconstruction & Development 1.125% 2020	15,000	14,679
European Investment Bank 1.25% 2019	3,570	3,532
European Investment Bank 1.625% 2020	20,000	19,722
European Investment Bank 1.75% 2020	10,000	9,898
European Investment Bank 1.375% 2021	13,333	12,952
European Investment Bank 1.625% 2021	12,000	11,751
European Investment Bank 2.00% 2021	10,000	9,884
European Investment Bank 2.00% 2022	9,000	8,819
European Investment Bank 2.25% 2022	11,265	11,164
European Investment Bank 2.25% 2022	6,000	5,940
European Stability Mechanism 2.125% 20224	28,324	27,813
Inter-American Development Bank 1.00% 2019	15,000	14,953
Inter-American Development Bank 1.625% 2020	13,200	13,048
Inter-American Development Bank 1.875% 2021	10,000	9,857
Inter-American Development Bank 1.75% 2022	15,000	14,567

Short-Term Bond Fund of America — Page 9 of 13

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Inter-American Development Bank 2.125% 2022	$10,000	$9,870
International Bank for Reconstruction and Development 0.875% 2019	20,000	19,847
International Bank for Reconstruction and Development 1.125% 2019	9,000	8,898
International Bank for Reconstruction and Development 1.875% 2020	20,000	19,835
International Bank for Reconstruction and Development 1.375% 2021	12,000	11,685
International Bank for Reconstruction and Development 1.375% 2021	10,000	9,700
International Bank for Reconstruction and Development 2.75% 2021	25,000	25,094
International Bank for Reconstruction and Development 1.625% 2022	5,000	4,864
International Development Association 2.75% 20234	15,000	15,065
KfW 1.00% 2019	12,000	11,927
KfW 1.25% 2019	15,000	14,877
KfW 1.50% 2020	8,000	7,892
KfW 1.50% 2021	9,000	8,759
KfW 2.625% 2021	15,000	14,972
Kommunalbanken 1.50% 20194	13,000	12,921
Oesterreichische Kontrollbank AG 1.125% 2019	10,500	10,476
Oesterreichische Kontrollbank AG 1.625% 2019	1,000	1,000
Oesterreichische Kontrollbank AG 1.50% 2020	10,500	10,308
Oesterreichische Kontrollbank AG 1.75% 2020	10,460	10,373
Oesterreichische Kontrollbank AG 2.375% 2021	2,000	1,986
Sweden (Kingdom of) 1.125% 20194	15,000	14,862
Sweden (Kingdom of) 1.625% 20204	7,400	7,321
Sweden (Kingdom of) 2.375% 20214	9,000	8,961
United Kingdom 2.50% 20214	22,400	22,366
		499,205
Municipals 0.86% California 0.34%
City of Industry, Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, Assured Guaranty Municipal insured, 3.139% 2020	14,755	14,775
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 3.00% 2019	225	227
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 3.00% 2020	360	368
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 4.00% 2021	405	429
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-B, 2.193% 2047 (put 2020)	7,200	7,154
		22,953
Florida 0.31%
Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.163% 2019	20,000	19,969
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	380	387
		20,356
New Jersey 0.19%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	12,500	12,661
Ohio 0.01%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	350	358
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	450	461
		819
Tennessee 0.01%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	455	466
Total municipals		57,255

Short-Term Bond Fund of America — Page 10 of 13

unaudited

Bonds, notes & other debt instruments (continued) Federal agency bonds & notes 0.52%	Principal amount (000)	Value (000)
Fannie Mae 1.75% 2019	$4,000	$3,976
Fannie Mae 1.75% 2019	3,000	2,987
Fannie Mae 1.625% 2020	5,000	4,959
Fannie Mae 2.00% 20221	14,415	14,206
United States Agency for International Development, Ukraine 1.471% 2021	8,820	8,548
		34,676
Total bonds, notes & other debt instruments (cost: $6,369,753,000)		6,364,791
Short-term securities 6.03%
Army and Air Force Exchange Service 2.38% due 3/1/20194	29,300	29,298
Bank of New York Co., Inc. 2.38% due 3/1/2019	42,100	42,097
Bank of Tokyo-Mitsubishi UFJ, Ltd. 2.41%–2.42% due 3/12/2019–3/14/2019	125,000	124,888
Québec (Province of) 2.42% due 3/8/20194	35,200	35,181
Société Générale 2.51% due 3/19/20194	50,000	49,936
Sumitomo Mitsui Banking Corp. 2.38%–2.41% due 3/11/2019–3/18/20194	121,800	121,678
Total short-term securities (cost: $403,104,000)		403,078
Total investment securities 101.26% (cost: $6,772,857,000)		6,767,869
Other assets less liabilities (1.26)%		(84,450)
Net assets 100.00%		$6,683,419

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount10 (000)	Value at 2/28/201911 (000)	Unrealized appreciation (depreciation) at 2/28/2019 (000)
90 Day Euro Dollar Futures	Long	580	December 2021	$145,000	$141,418	$827
2 Year U.S. Treasury Note Futures	Long	16,546	July 2019	3,309,200	3,510,984	(1,771)
5 Year U.S. Treasury Note Futures	Long	7,303	July 2019	730,300	836,650	(1,442)
10 Year U.S. Treasury Note Futures	Long	2,242	June 2019	224,200	273,524	(937)
10 Year Ultra U.S. Treasury Note Futures	Short	1,293	June 2019	(129,300)	(167,383)	799
20 Year U.S. Treasury Bond Futures	Short	251	June 2019	(25,100)	(36,262)	228
30 Year Ultra U.S. Treasury Bond Futures	Short	529	June 2019	(52,900)	(84,425)	1,146
						$(1,150)

Short-Term Bond Fund of America — Page 11 of 13

unaudited

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 2/28/2019 (000)
3-month USD-LIBOR	1.209%	3/18/2019	$100,000	$75	$—	$75
2.40625%	U.S. EFFR	3/20/2019	4,500,000	(2)	—	(2)
2.4075%	U.S. EFFR	7/31/2019	1,583,900	—12	—	—12
2.401%	U.S. EFFR	7/31/2019	1,586,100	(12)	—	(12)
U.S. EFFR	2.403%	1/29/2020	1,597,200	(47)	—	(47)
2.351%	U.S. EFFR	1/4/2021	234,000	(83)	—	(83)
2.3485%	U.S. EFFR	1/7/2021	95,763	(37)	—	(37)
2.3355%	U.S. EFFR	1/7/2021	91,037	(57)	—	(57)
2.5775%	U.S. EFFR	7/16/2022	254,049	968	—	968
2.5815%	U.S. EFFR	5/25/2023	52,000	667	—	667
3-month USD-LIBOR	3.09009%	10/31/2023	135,865	(3,178)	—	(3,178)
3-month USD-LIBOR	3.0965%	10/31/2023	135,085	(3,198)	—	(3,198)
U.S. EFFR	2.4435%	12/20/2023	27,372	(204)	—	(204)
U.S. EFFR	2.45375%	12/20/2023	245,199	(1,943)	—	(1,943)
U.S. EFFR	2.4225%	12/24/2023	112,294	(731)	—	(731)
U.S. EFFR	2.284%	1/4/2024	112,135	(19)	—	(19)
3-month USD-LIBOR	2.2365%	9/2/2025	50	1	—	1
3-month USD-LIBOR	1.743%	2/8/2026	75,000	4,199	—	4,199
3-month USD-LIBOR	1.623%	5/19/2026	30,000	1,989	—	1,989
2.91%	3-month USD-LIBOR	2/1/2028	45,000	215	—	215
2.908%	3-month USD-LIBOR	2/1/2028	45,000	211	—	211
2.925%	3-month USD-LIBOR	2/1/2028	36,000	195	—	195
2.92%	3-month USD-LIBOR	2/2/2028	34,000	176	—	176
U.S. EFFR	2.471%	3/27/2028	31,600	(197)	—	(197)
U.S. EFFR	2.4575%	3/29/2028	37,386	(192)	—	(192)
U.S. EFFR	2.424%	3/30/2028	31,630	(75)	—	(75)
U.S. EFFR	2.412%	4/5/2028	14,384	(20)	—	(20)
U.S. EFFR	2.408%	2/8/2029	153,000	242	—	242
U.S. EFFR	2.385%	2/11/2029	157,000	574	—	574
3-month USD-LIBOR	2.9625%	2/1/2038	27,100	217	—	217
3-month USD-LIBOR	2.963%	2/1/2038	27,100	216	—	216
3-month USD-LIBOR	2.986%	2/1/2038	21,800	139	—	139
3-month USD-LIBOR	2.967%	2/2/2038	21,000	162	—	162
U.S. EFFR	2.505%	3/22/2048	6,100	92	—	92
U.S. EFFR	2.43625%	4/19/2048	30,000	870	—	870
U.S. EFFR	2.625%	5/25/2048	51,000	(513)	—	(513)
U.S. EFFR	2.445%	6/4/2048	12,600	342	—	342
3.22859%	3-month USD-LIBOR	10/31/2048	8,600	623	—	623
					$—	$1,665

Short-Term Bond Fund of America — Page 12 of 13

unaudited

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $50,543,000, which represented .76% of the net assets of the fund.
2	Index-linked bond whose principal amount moves with a government price index.
3	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,435,791,000, which represented 21.48% of the net assets of the fund.
5	Coupon rate may change periodically.
6	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $89,472,000, which represented 1.34% of the net assets of the fund.
7	Value determined using significant unobservable inputs.
8	Step bond; coupon rate may change at a later date.
9	Purchased on a TBA basis.
10	Notional amount is calculated based on the number of contracts and notional contract size.
11	Value is calculated based on the notional amount and current market price.
12	Amount less than one thousand.

Key to abbreviations and symbol
Agcy. = Agency
Auth. = Authority
CLO = Collateralized Loan Obligations
CMT = Constant Maturity Treasury
Dev. = Development
Econ. = Economic
EFFR = Effective Federal Funds Rate
Facs. = Facilities
Fin. = Finance
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

© 2019 Capital Group. All rights reserved.

MFGEFPX-048-0419O-S66037	Short-Term Bond Fund of America — Page 13 of 13

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: April 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: April 30, 2019

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 30, 2019